Related Parties - Summary of Related Parties Participated in Sale of Series F Preferred Shares (Details) - Preference Shares	Dec. 31, 2021 shares
Alychlo NV
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares issued	233,580
Generation IM Sustainable Fund III, L.P
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares issued	389,300
Related Parties, Shareholder
Disclosure Of Transactions Between Related Parties [Line Items]
Number of shares issued	622,880